LONG-TERM DEBT - Senior Revolver (Details)		1 Months Ended		12 Months Ended
	Aug. 13, 2018	Feb. 28, 2018 USD ($)	Nov. 30, 2016	Dec. 31, 2018 USD ($) lender	Nov. 30, 2018 USD ($)	Nov. 02, 2018	Sep. 30, 2018	Aug. 31, 2018	Dec. 31, 2017 USD ($)	Nov. 30, 2017	Sep. 01, 2017 USD ($)	Feb. 28, 2017 USD ($)
Senior Secured Notes Due 2025 [Member]
Debt Instrument [Line Items]
Stated interest rate (as percent)				8.25%
12.00% Senior Secured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 470,000,000.0
Stated interest rate (as percent)												12.00%
Line of Credit | Senior Revolver | Minimum
Debt Instrument [Line Items]
Interest rate (as percent)			5.00%
Line of Credit | Senior Revolver | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)			5.00%
Line of Credit | Revolving Credit Facility | Senior Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 29,000,000.0			$ 50,000,000						$ 25,000,000.0
Number of banks participating in syndicated credit facility | lender				4
Outstanding balance requirement for calendar year				$ 0
Number of days to maintain outstanding balance requirement				30 days
Line of credit outstanding				$ 20,000,000
Debt issuance costs capitalized				$ 100,000
Line of Credit | Letter of Credit | Senior Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 5,000,000
Debt instrument, term		1 year
Senior Notes | Senior Secured Notes Due 2025 [Member]
Debt Instrument [Line Items]
Stated interest rate (as percent)	8.25%			8.25%				8.25%
Debt instrument, term	5 years
Debt issuance costs capitalized				$ 13,300,000
Senior Notes | 12.00% Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)				12.00%		12.00%	12.00%		12.00%	12.00%
Debt issuance costs capitalized									$ 18,300,000